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                             MEMBERS(R) MUTUAL FUNDS

                  PROSPECTUS SUPPLEMENT DATED NOVEMBER 21, 2007

This Prospectus Supplement amends the Prospectus of MEMBERS Mutual Funds (the "Trust") dated February 28, 2007 (as previously supplemented). Please keep this Prospectus Supplement with your records.


CONSERVATIVE ALLOCATION, MODERATE ALLOCATION AND AGGRESSIVE ALLOCATION FUNDS--CHANGE IN PORTFOLIO MANAGEMENT TEAM

     Effective January 1, 2008, David M. Schlimgen and Patrick F. Ryan will be co-lead portfolio managers for the Conservative Allocation Fund, the Moderate Allocation Fund and the Aggressive Allocation Fund, replacing Scott D. Opsal, who will continue to manage the Large Cap Value Fund. Biographies for Messrs. Schlimgen and Ryan follow.

     David M. Schlimgen. As a Senior Portfolio Manager of MEMBERS Capital Advisors, Inc. ("MCA"), Mr. Schlimgen is responsible for managing the investment activities of MCA's managed account products. As lead member of MCA's Managed Account Investment Strategy Committee, Mr. Schlimgen is also responsible for all aspects of portfolio management, including setting allocation strategy, conducting asset class research, and supervising the manager selection process. Prior to joining MCA, he was president of his own independent fee-based registered investment advisory firm. His firm provided portfolio management and investment consulting to small business owners and high-net-worth individuals. Mr. Schlimgen received his BA with a double major in Business Administration and Marketing from Lakeland College and his MBA, with an emphasis in financial management, from Edgewood College. He is a member of the Investment Management Consultants Association (IMCA), and holds both the Certified Investment Management Analyst (CIMA) and Certified Investment Management Consultant (CIMC) designations. In addition to co-managing the Allocation Funds, since October 2007, Mr. Schlimgen has co-managed three target retirement funds in the Ultra Series Fund with Mr. Ryan.

     Patrick F. Ryan. As a Senior Analyst, Managed Accounts, of MCA, Mr. Ryan is primarily responsible for conducting manager research and due diligence for the firm's managed accounts products. He is also responsible for asset class research and model portfolio construction. Prior to joining MCA, Mr. Ryan held positions with UBS Financial Services and Northwestern Mutual, performing mutual fund research and analysis in addition to designing customized investment and asset allocation strategies for high-net-worth clients. Mr. Ryan earned a bachelor's degree in finance from the University of Wisconsin. He is a Level II candidate in the Chartered Financial Analyst (CFA) program, holds the Certified Investment Management Analyst (CIMA) designation, and is also Series 7 licensed. In addition to co-managing the Allocation Funds, since October 2007, Mr. Ryan has co-managed three target retirement funds in the Ultra Series Fund with Mr. Schlimgen.

FEES AND EXPENSES TABLE: CHANGE TO CONTINGENT DEFERRED SALES CHARGE DISCLOSURE RELATING TO CLASS B SHARES

     Effective immediately, the following chart replaces the third chart on page 29 of the Prospectus (please note that the footnotes to the chart do not change):

MAXIMUM CONTINGENT DEFERRED SALES CHARGE:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  LARGE  LARGE    MID    MID    SMALL  SMALL
SHARE  CONSERVATIVE   MODERATE   AGGRESSIVE    CASH           HIGH   DIVERSIFIED   CAP    CAP     CAP    CAP     CAP    CAP    INT'L
CLASS   ALLOCATION   ALLOCATION  ALLOCATION  RESERVES  BOND  INCOME    INCOME     VALUE  GROWTH  VALUE  GROWTH  VALUE  GROWTH  STOCK
------------------------------------------------------------------------------------------------------------------------------------
  A       -------------------------------------------------------none(2)---------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
  B       -----------------------------------------------------4.5%(1),(3)-------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
  Y        N/A          N/A          N/A       none    none   none      N/A        none   none    none   none     none   none   none
------------------------------------------------------------------------------------------------------------------------------------

                                   * * * * * *

       TERMS USED HEREIN AND NOT OTHERWISE DEFINED SHALL HAVE THE MEANINGS
                      ASCRIBED TO THEM IN THE PROSPECTUS.